Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment were comprised of the following at:

	March 31, 2020	December 31, 2019
Capital Equipment	$1,350,794	$1,350,794
Leasehold improvements	75,436	75,436
Accumulated Depreciation	(1,358,237)	(1,351,763)
Net Fixed Assets	$67,993	$74,467

Our Depreciation Expense the three months ended March 31, 2020 and 2019 was $6,474 and $8,794 respectively.

Our Property Plant and Equipment is pledged to Nations Interbanc, our line of credit.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment were comprised of the following at:

	December 31, 2019	December 31, 2018
Capital Equipment	$1,350,794	$1,342,794
Leasehold improvements	75,436	75,436
Accumulated Depreciation	(1,351,763)	(1,322,203)
Net Fixed Assets	$74,467	$96,027

Our Depreciation Expense for the years ended December 31, 2019 and 2018 was $29,560 and $40,567 respectively.

Our Property Plant and Equipment is pledged to Nations Interbanc, our line of credit.